ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 11,690	$ 13,410
Accrued expenses	7,990	8,833
Advances from customers	2,435	2,413
Taxes payable	3,585	5,617
Warranty provision	824	1,154
Sales return provision	432	875
Operating lease liability short-term	24,339	23,932
Contingent consideration liability and other	88	660
Total accrued expenses and other liabilities	$ 51,383	$ 56,894